SIGNIFICANT ACCOUNTING POLICIES (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Financial asset:
Loans			S/ (95,770,509)
Premiums and other policies receivable			649,135
Accounts receivable from reinsurers and coinsurers	S/ 2,544,431			S/ 1,468,211
Total investments	32,863,118	[1]	164,228,539	32,862,001	[1]
Financial liabilities:
Total financial liabilities	S/ 9,415,357		139,747,905	S/ 13,415,843
IAS 39 [Member]
Financial asset:
Investment at amortized cost			0
Loans			4,500,498
Premiums and other policies receivable			12,255
Accounts receivable from reinsurers and coinsurers			8,715
Total investments			4,521,468
Financial liabilities:
Provision for credit losses on indirect loans			442,510
Total financial liabilities			442,510
IFRS 9
Financial asset:
Investment at amortized cost			1,736
Loans			4,707,266
Premiums and other policies receivable			19,949
Accounts receivable from reinsurers and coinsurers			8,857
Total investments			4,737,808
Financial liabilities:
Provision for credit losses on indirect loans			556,694
Total financial liabilities			556,694
Financial liability [Member]
Financial liabilities:
Provision for credit losses on indirect loans			114,184
Total financial liabilities			114,184
Financial assets impaired [member]
Financial asset:
Investment at amortized cost			1,736
Loans			206,768
Premiums and other policies receivable			(7,694)
Accounts receivable from reinsurers and coinsurers			142
Total investments			S/ 216,340

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).